Income Taxes - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Line Items]
Deferred income tax (benefits) expenses			¥ 184	¥ (49)
Subtotal income tax expenses applicable to PRC operations	¥ 134	$ 21	206	754
Subtotal income tax expenses applicable to Non-PRC operations	134	21	206	754
Total income tax expenses	134	21	206	754
Non-PRC [Member]
Income Tax Disclosure [Line Items]
Current income tax expenses	21	3	0	0
Subtotal income tax expenses applicable to PRC operations	21	3	0	0
Current income tax expenses	21	3	0	0
Subtotal income tax expenses applicable to Non-PRC operations	21	3	0	0
Total income tax expenses	21	3	0	0
PRC [Member]
Income Tax Disclosure [Line Items]
Current income tax expenses	113	18	22	803
Deferred income tax (benefits) expenses	0	0	184	(49)
Subtotal income tax expenses applicable to PRC operations	113	18	206	754
Current income tax expenses	113	18	22	803
Subtotal income tax expenses applicable to Non-PRC operations	113	18	206	754
Total income tax expenses	¥ 113	$ 18	¥ 206	¥ 754